Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Long term loans, financing costs	$ 8,000
Bank loan, financing costs	$ 2,000
Acquisition of subsidiaries consolidated for the first time:
Working capital (excluding cash and cash equivalents)		$ (48,918)
Property, plant and equipment		(25,160)
Long-term liabilities		19,934
Goodwill		(167,001)
In-process research and development		(6,920)
Other intangible assets		(146,996)
Total		$ (375,061)